Subsequent Events (Details) (USD $)	12 Months Ended				0 Months Ended			3 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Jan. 27, 2015	Mar. 30, 2015	Apr. 14, 2015	Apr. 17, 2015
Subsequent Event [Line Items]
Cash distributions declared and paid relating to the period per unit	$ 0.5675	[1]	$ 0.4450	[1]
Subsequent Event
Subsequent Event [Line Items]
Cash distributions declared and paid relating to the period per unit					$ 0.5675
West Sirius | Subsequent Event
Subsequent Event [Line Items]
Bareboat charter rate per day, increase (decrease)						$ (40,000)
Bareboat charter, decrease in term (in years)						2 years
Bareboat charter rate per day						297,000
West Capricorn | Subsequent Event
Subsequent Event [Line Items]
Bareboat charter rate per day, increase (decrease)						40,000
Bareboat charter, increase in term (in years)						2 years
Credit facility $1,200 | Line of Credit
Subsequent Event [Line Items]
Balloon payment to be paid	69,900,000
Credit facility $1,200 | Line of Credit | Subsequent Event
Subsequent Event [Line Items]
Derivative, fixed interest rate							2.25%
Line of credit facility, commitment fee percentage								1.40%
Repayments of long-term debt							4,100,000
Long-term line of credit, noncurrent							20,600,000
Balloon payment to be paid							20,600,000
Revolving credit facility, amount							$ 57,600,000
London Interbank Offered Rate (LIBOR) | Credit facility $1,200 | Line of Credit | Subsequent Event
Subsequent Event [Line Items]
Derivative, fixed interest rate							2.25%

[1]	Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.